PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND
Supplement to Summary Prospectus dated November 1, 2014

Effective June 1, 2015, the following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

Portfolio Managers

Timothy W. Atwill, Head of Investment Strategy at Parametric’s Seattle Investment Center, has managed the Fund since 2014.

Thomas Seto, Head of Investment Management at Parametric’s Seattle Investment Center, has managed the Fund since 2007.

May 29, 2015

PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND
Supplement to Prospectus dated November 1, 2014

The following changes are effective June 1, 2015:

1.  The following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

Portfolio Managers

Timothy W. Atwill, Head of Investment Strategy at Parametric’s Seattle Investment Center, has managed the Fund since 2014.

Thomas Seto, Head of Investment Management at Parametric’s Seattle Investment Center, has managed the Fund since 2007.

2.  The following replaces the fourth paragraph in “Management.” under “Management and Organization”:

The Fund is managed by a team of portfolio managers from Parametric, who are primarily responsible for the day-to-day management of the Fund’s portfolio. The members of the team are Timothy W. Atwill and Thomas Seto. Mr. Seto has been a portfolio manager of the Fund since March 2007 and Mr. Atwill has been a portfolio manager since June 2014. Mr. Seto is currently Head of Investment Management at Parametric’s Seattle Investment Center and was previously Director of Portfolio Management at Parametric for more than five years. He has managed other Eaton Vance funds for more than five years.  Mr. Atwill is currently Head of Investment Strategy at Parametric’s Seattle Investment Center and previously co-led the investment strategy team at Parametric since 2010 and manages other Eaton Vance funds. Prior to joining Parametric in 2010, Mr. Atwill was a Portfolio Manager and Senior Manager Research Analyst at Russell Investments since 2005.

May 29, 2015	18664 5.29.15

PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND
Supplement to Statement of Additional Information dated November 1, 2014

Effective June 1, 2015, the following replaces the first and second paragraphs and accompanying tables in “Portfolio Managers.” under “Investment Advisory and Administrative Services”:

Portfolio Managers.  The members of the portfolio management team (each referred to as a “portfolio manager”) of the Fund are listed below.  The following table shows, as of the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Timothy W. Atwill
Registered Investment Companies	5	$8,790.1(1)	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Thomas Seto
Registered Investment Companies	24	$17,675.3(1)	0	$0
Other Pooled Investment Vehicles	5	$4,430.5	0	$0
Other Accounts	9,509	$52,236.9(2)	2	$1,397.3

(1)

This portfolio manager provides investment advice with respect to only a portion of the total assets of certain of these accounts.  Only assets allocated to this portfolio manager as of the Fund’s most recent fiscal year end are reflected in the table.

(2)

For “Other Accounts” that are part of a wrap account program, the number of accounts cited includes the number of sponsors for which the portfolio manager provides management services rather than the number of individual customer accounts within each wrap account program.

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended June 30, 2014 and in the Eaton Vance family of funds as of December 31, 2014.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Timothy W. Atwill	None	$100,001 - $500,000
Thomas Seto	None	$100,001 - $500,000

May 29, 2015